COVER	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	GE Vernova Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-2646542
Entity Address, Address Line One	58 Charles Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
City Area Code	617
Local Phone Number	674-7555
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Amendment Flag	false
Entity Central Index Key	0001996810
Entity Primary SIC Number	3511
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	58 Charles Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	617
Local Phone Number	674-7555
Contact Personnel Name	Rachel Gonzalez